Audit Information	12 Months Ended
Jun. 30, 2025
Auditor [Line Items]
Auditor Name	Onestop Assurance PAC
Auditor Firm ID	6732
Auditor Location	Singapore
Auditor Opinion

Opinion on the consolidated financial statements

We have audited the accompanying consolidated balance sheets of ACCO Group Holdings Limited and its Subsidiaries (collectively referred to as the “Group”) as of June 30, 2025 and 2024, and the related consolidated statements of operations and comprehensive income, changes in shareholders’ equity and cash flows for each of the years in the three-year period ended June 30, 2025, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Group as of June 30, 2025 and 2024 and the results of its operations and its cash flows for each of the years in the three-year period ended June 30, 2025, in conformity with accounting principles generally accepted in the United States of America.